Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	108 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
C000164379 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bramshill Multi-Strategy Income Fund (Class A/BDKAX)
Account Value		$ 9,515	$ 9,515	$ 9,515		$ 8,764	$ 7,846	$ 8,905	$ 8,447	$ 11,739	$ 11,039	$ 10,718	$ 10,004	$ 9,425
Average Annual Return, Percent	[1],[2]	3.88%	(4.94%)	(0.55%)	[3]
C000164379 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bramshill Multi-Strategy Income Fund (Class A/BDKAX) - excluding sales load
Average Annual Return, Percent		8.56%	(4.12%)	0.11%	[3]
C000164380 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bramshill Multi-Strategy Income Fund (Class C/BDKCX)
Account Value		$ 9,433	$ 9,433	$ 9,433		8,752	7,893	9,029	8,629	12,084	11,455	11,201	10,529	10,000
Average Annual Return, Percent	[4]	6.77%	(4.83%)	(0.65%)	[5]
C000164380 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bramshill Multi-Strategy Income Fund (Class C/BDKCX) - excluding sales load
Average Annual Return, Percent		7.77%	(4.83%)	(0.65%)	[5]
C000164381 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bramshill Multi-Strategy Income Fund (Institutional Class/BDKNX)
Account Value		$ 1,033,779	$ 1,033,779	$ 1,033,779		948,417	846,981	958,592	906,832	1,258,338	1,180,456	1,143,394	1,063,622	1,000,000
Average Annual Return, Percent		9.00%	(3.86%)	0.37%	[6]
Bloomberg Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Aggregate Bond Index
Account Value		$ 11,369	$ 11,369	$ 11,369		11,229	10,641	12,232	12,423	11,556	10,629	10,628	10,265	10,000
Average Annual Return, Percent		1.25%	(0.33%)	1.44%	[3],[5],[6]
ICE BofA Merrill Lynch U S Cash Pay U S High Yield [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA Merrill Lynch U.S. Cash Pay U.S. High Yield
Account Value		$ 17,206	$ 17,206	$ 17,206		$ 15,915	$ 14,026	$ 15,769	$ 14,977	$ 14,102	$ 12,327	$ 12,612	$ 11,734	$ 10,000
Average Annual Return, Percent		8.11%	4.06%	6.22%	[3],[5],[6]

[1]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of purchase.
[2]	Maximum sales charge (load) of 4.25% of offering price.
[3]	Class A shares commenced operations on December 31, 2015.
[4]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on certain purchases that are redeemed in whole or in part within 12 months of purchase.
[5]	Class C shares commenced operations on December 31, 2015.
[6]	Institutional Class shares commenced operations on December 31, 2015.